Fees Summary	Sep. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 124,746,425.84
Previously Paid Amount	0.00
Total Fee Amount	19,098.67
Total Offset Amount	0.00
Net Fee	$ 19,098.67